Shareholder Fees - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Jan. 28, 2023 USD ($)
FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity New Jersey Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none